Document and Entity Information	Mar. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2020
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Apr. 30, 2019
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MAIJX
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSAAX
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSLLX
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSIBX
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSACX
Multi-Class Prospectus | Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MPAIX
Multi-Class Prospectus | Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPRX
Multi-Class Prospectus | Advantage Portfolio | Class IS
Prospectus:
Trading Symbol	MADSX
Multi-Class Prospectus | Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MAPPX
Multi-Class Prospectus | Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MAPLX
Multi-Class Prospectus | Asia Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MSAYX
Multi-Class Prospectus | Asia Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSAWX
Multi-Class Prospectus | Asia Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MSAUX
Multi-Class Prospectus | Asia Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MSAQX
Multi-Class Prospectus | Counterpoint Global Portfolio | IS
Prospectus:
Trading Symbol	GLCSX
Multi-Class Prospectus | Counterpoint Global Portfolio | I
Prospectus:
Trading Symbol	GLCIX
Multi-Class Prospectus | Counterpoint Global Portfolio | C
Prospectus:
Trading Symbol	GLCDX
Multi-Class Prospectus | Counterpoint Global Portfolio | A
Prospectus:
Trading Symbol	GLCAX
Multi-Class Prospectus | Emerging Markets Breakout Nations Portfolio | Class IS
Prospectus:
Trading Symbol	EMSPX
Multi-Class Prospectus | Emerging Markets Breakout Nations Portfolio | Class C
Prospectus:
Trading Symbol	EMCPX
Multi-Class Prospectus | Emerging Markets Breakout Nations Portfolio | Class A
Prospectus:
Trading Symbol	EMAPX
Multi-Class Prospectus | Emerging Markets Breakout Nations Portfolio | Class I
Prospectus:
Trading Symbol	EMIPX
Multi-Class Prospectus | Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX
Multi-Class Prospectus | Emerging Markets Leaders Portfolio | Class IS
Prospectus:
Trading Symbol	MELSX
Multi-Class Prospectus | Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Multi-Class Prospectus | Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSEPX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MMMPX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSELX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MMKBX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MGEMX
Multi-Class Prospectus | Emerging Markets Small Cap Portfolio | Class IS
Prospectus:
Trading Symbol	MSETX
Multi-Class Prospectus | Emerging Markets Small Cap Portfolio | Class C
Prospectus:
Trading Symbol	MSESX
Multi-Class Prospectus | Emerging Markets Small Cap Portfolio | Class A
Prospectus:
Trading Symbol	MSEOX
Multi-Class Prospectus | Emerging Markets Small Cap Portfolio | Class I
Prospectus:
Trading Symbol	MSEMX
Multi-Class Prospectus | Frontier Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSFEX
Multi-Class Prospectus | Frontier Markets Portfolio | Class IS
Prospectus:
Trading Symbol	MSRFX
Multi-Class Prospectus | Frontier Markets Portfolio | Class L
Prospectus:
Trading Symbol	MFMLX
Multi-Class Prospectus | Frontier Markets Portfolio | Class A
Prospectus:
Trading Symbol	MFMPX
Multi-Class Prospectus | Frontier Markets Portfolio | Class I
Prospectus:
Trading Symbol	MFMIX
Multi-Class Prospectus | Global Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPTX
Multi-Class Prospectus | Global Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MIGPX
Multi-Class Prospectus | Global Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MIGLX
Multi-Class Prospectus | Global Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MIGIX
Multi-Class Prospectus | Global Concentrated Portfolio | Class A
Prospectus:
Trading Symbol	MLNAX
Multi-Class Prospectus | Global Concentrated Portfolio | Class I
Prospectus:
Trading Symbol	MLNIX
Multi-Class Prospectus | Global Concentrated Portfolio | Class IS
Prospectus:
Trading Symbol	MLNSX
Multi-Class Prospectus | Global Concentrated Portfolio | Class C
Prospectus:
Trading Symbol	MLNCX
Multi-Class Prospectus | Global Concentrated Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MCQJX
Multi-Class Prospectus | Global Concentrated Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MCQCX
Multi-Class Prospectus | Global Concentrated Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MCQAX
Multi-Class Prospectus | Global Concentrated Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MCQIX
Multi-Class Prospectus | Global Core Portfolio | Class IS
Prospectus:
Trading Symbol	MLMSX
Multi-Class Prospectus | Global Core Portfolio | Class C
Prospectus:
Trading Symbol	MLMCX
Multi-Class Prospectus | Global Core Portfolio | Class A
Prospectus:
Trading Symbol	MLMAX
Multi-Class Prospectus | Global Core Portfolio | Class I
Prospectus:
Trading Symbol	MLMIX
Multi-Class Prospectus | Global Endurance Portfolio | Class I
Prospectus:
Trading Symbol	MSJIX
Multi-Class Prospectus | Global Endurance Portfolio | Class C
Prospectus:
Trading Symbol	MSJCX
Multi-Class Prospectus | Global Endurance Portfolio | Class IS
Prospectus:
Trading Symbol	MSJSX
Multi-Class Prospectus | Global Endurance Portfolio | Class A
Prospectus:
Trading Symbol	MSJAX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MGISX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSGFX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSFLX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSFBX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSFAX
Multi-Class Prospectus | Global Infrastructure Portfolio | Class C
Prospectus:
Trading Symbol	MSGTX
Multi-Class Prospectus | Global Infrastructure Portfolio | Class IS
Prospectus:
Trading Symbol	MSGPX
Multi-Class Prospectus | Global Infrastructure Portfolio | CLASS A
Prospectus:
Trading Symbol	MTIPX
Multi-Class Prospectus | Global Infrastructure Portfolio | CLASS L
Prospectus:
Trading Symbol	MTILX
Multi-Class Prospectus | Global Infrastructure Portfolio | CLASS I
Prospectus:
Trading Symbol	MTIIX
Multi-Class Prospectus | Global Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOPX
Multi-Class Prospectus | Global Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MGTSX
Multi-Class Prospectus | Global Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MGGPX
Multi-Class Prospectus | Global Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MGGLX
Multi-Class Prospectus | Global Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MGGIX
Multi-Class Prospectus | Global Permanence Portfolio | Class I
Prospectus:
Trading Symbol	MGKIX
Multi-Class Prospectus | Global Permanence Portfolio | Class C
Prospectus:
Trading Symbol	MGKCX
Multi-Class Prospectus | Global Permanence Portfolio | Class A
Prospectus:
Trading Symbol	MGKAX
Multi-Class Prospectus | Global Permanence Portfolio | Class IS
Prospectus:
Trading Symbol	MGKQX
Multi-Class Prospectus | Global Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MSRDX
Multi-Class Prospectus | Global Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MGREX
Multi-Class Prospectus | Global Real Estate Portfolio | Class L
Prospectus:
Trading Symbol	MGRLX
Multi-Class Prospectus | Global Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MRLBX
Multi-Class Prospectus | Global Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MRLAX
Multi-Class Prospectus | Global Sustain Portfolio | Class C
Prospectus:
Trading Symbol	MSGQX
Multi-Class Prospectus | Global Sustain Portfolio | Class IS
Prospectus:
Trading Symbol	MGQSX
Multi-Class Prospectus | Global Sustain Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Multi-Class Prospectus | Global Sustain Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Multi-Class Prospectus | Global Sustain Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Multi-Class Prospectus | GROWTH PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSGUX
Multi-Class Prospectus | GROWTH PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MGRPX
Multi-Class Prospectus | GROWTH PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSHLX
Multi-Class Prospectus | GROWTH PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSEGX
Multi-Class Prospectus | GROWTH PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSEQX
Multi-Class Prospectus | Inception Portfolio | Class C
Prospectus:
Trading Symbol	MSCOX
Multi-Class Prospectus | Inception Portfolio | Class IS
Prospectus:
Trading Symbol	MFLLX
Multi-Class Prospectus | Inception Portfolio | Class L
Prospectus:
Trading Symbol	MSSLX
Multi-Class Prospectus | Inception Portfolio | CLASS A
Prospectus:
Trading Symbol	MSSMX
Multi-Class Prospectus | Inception Portfolio | CLASS I
Prospectus:
Trading Symbol	MSSGX
Multi-Class Prospectus | International Advantage Portfolio | Class IS
Prospectus:
Trading Symbol	IDVSX
Multi-Class Prospectus | International Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSIAX
Multi-Class Prospectus | International Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MFAPX
Multi-Class Prospectus | International Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MSALX
Multi-Class Prospectus | International Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MFAIX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSECX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIQPX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSQLX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MIQBX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSIQX
Multi-Class Prospectus | International Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOCX
Multi-Class Prospectus | International Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MNOPX
Multi-Class Prospectus | International Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MIOPX
Multi-Class Prospectus | International Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MIOLX
Multi-Class Prospectus | International Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MIOIX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSIJX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIREX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSOLX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	IERBX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUAX
Multi-Class Prospectus | Real Assets Portfolio | Class IS
Prospectus:
Trading Symbol	MRJSX
Multi-Class Prospectus | Real Assets Portfolio | Class C
Prospectus:
Trading Symbol	MRJCX
Multi-Class Prospectus | Real Assets Portfolio | Class A
Prospectus:
Trading Symbol	MRJAX
Multi-Class Prospectus | Real Assets Portfolio | Class I
Prospectus:
Trading Symbol	MRJIX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSURX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MURSX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSULX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MUSDX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUSX
Multi-Class Prospectus | US Core Portfolio | Class IS
Prospectus:
Trading Symbol	MUOSX
Multi-Class Prospectus | US Core Portfolio | Class C
Prospectus:
Trading Symbol	MUOCX
Multi-Class Prospectus | US Core Portfolio | Class A
Prospectus:
Trading Symbol	MUOAX
Multi-Class Prospectus | US Core Portfolio | Class I
Prospectus:
Trading Symbol	MUOIX
Multi-Class Prospectus | Emerging Markets Fixed Income Opportunities Portfolio | Class C
Prospectus:
Trading Symbol	MSEDX
Multi-Class Prospectus | Emerging Markets Fixed Income Opportunities Portfolio | Class IS
Prospectus:
Trading Symbol	MRDPX
Multi-Class Prospectus | Emerging Markets Fixed Income Opportunities Portfolio | Class L
Prospectus:
Trading Symbol	MEALX
Multi-Class Prospectus | Emerging Markets Fixed Income Opportunities Portfolio | Class A
Prospectus:
Trading Symbol	MEAPX
Multi-Class Prospectus | Emerging Markets Fixed Income Opportunities Portfolio | Class I
Prospectus:
Trading Symbol	MEAIX
Multi-Class Prospectus | Multi-Asset Portfolio | Class IS
Prospectus:
Trading Symbol	MSPMX
Multi-Class Prospectus | Multi-Asset Portfolio | Class C
Prospectus:
Trading Symbol	MSMEX
Multi-Class Prospectus | Multi-Asset Portfolio | Class I
Prospectus:
Trading Symbol	MMPIX
Multi-Class Prospectus | Multi-Asset Portfolio | Class L
Prospectus:
Trading Symbol	MMPLX
Multi-Class Prospectus | Multi-Asset Portfolio | Class A
Prospectus:
Trading Symbol	MMPPX
Multi-Class Prospectus | China Equity Portfolio | Class I
Prospectus:
Trading Symbol	MAKIX
Multi-Class Prospectus | China Equity Portfolio | Class C
Prospectus:
Trading Symbol	MAKCX
Multi-Class Prospectus | China Equity Portfolio | Class A
Prospectus:
Trading Symbol	MAKAX
Multi-Class Prospectus | China Equity Portfolio | Class IS
Prospectus:
Trading Symbol	MAKSX
Multi-Class Prospectus | Permanence Portfolio | Class I
Prospectus:
Trading Symbol	MSHMX
Multi-Class Prospectus | Permanence Portfolio | Class C
Prospectus:
Trading Symbol	MSHOX
Multi-Class Prospectus | Permanence Portfolio | Class A
Prospectus:
Trading Symbol	MSHNX
Multi-Class Prospectus | Permanence Portfolio | Class IS
Prospectus:
Trading Symbol	MSHPX
Class IR Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class IR
Prospectus:
Trading Symbol	MAIHX
Class IR Prospectus | EMERGING MARKETS PORTFOLIO | Class IR
Prospectus:
Trading Symbol	MRGEX
Class IR Prospectus | Global Infrastructure Portfolio | Class IR
Prospectus:
Trading Symbol	MRGOX
Class IR Prospectus | Global Opportunity Portfolio | Class IR
Prospectus:
Trading Symbol	MGORX
Class IR Prospectus | Global Real Estate Portfolio | Class IR
Prospectus:
Trading Symbol	MRLEX
Class IR Prospectus | GROWTH PORTFOLIO | Class IR
Prospectus:
Trading Symbol	MGHRX
Class IR Prospectus | International Opportunity Portfolio | Class IR
Prospectus:
Trading Symbol	MRNPX
Class IR Prospectus | U.S. REAL ESTATE PORTFOLIO | Class IR
Prospectus:
Trading Symbol	MRETX